BACKGROUND AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2011
BACKGROUND AND DESCRIPTION OF BUSINESS
1.	BACKGROUND AND DESCRIPTION OF BUSINESS

These consolidated financial statements and footnotes include the financial position and operations of Cyalume Technologies Holdings, Inc. (“Cyalume”), a holding company that is the sole shareholder of Cyalume Technologies, Inc. (“CTI”) and of Cyalume Specialty Products, Inc. (“CSP”). CTI is the sole shareholder of Cyalume Technologies, SAS (“CTSAS”), Cyalume Realty, Inc. (“CRI”) and Combat Training Solutions, Inc. (“CTS”).

CTI and CTSAS manufacture and sell chemiluminescent products and reflective and photoluminescent materials to military, ammunition, commercial and public safety markets. CTSAS is located in France and represents us in certain international markets, primarily Europe and the Middle East. CTI sells to customers in all other geographic markets. CTI’s and CTSAS’ business operations constitute the majority, based on revenues and assets, of our consolidated business operations.

CSP manufactures and sells high-performance specialty polymers and pharmaceutical products to customers predominantly in the pharmaceutical and military polymer markets. CSP’s operations are located in Bound Brook, New Jersey.

CRI owns land located in Colorado Springs, Colorado.

CTS provides its customers with realistic training simulation devices and their associated consumables. These products allow military and law enforcement professionals to maintain operational readiness through safe, live training and hands-on situational exercises.

The accompanying consolidated financial statements include the accounts of Cyalume, CTI, CSP, CTSAS, CRI and CTS and are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation.